Document and Entity Information	0 Months Ended
Mar. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2012
Registrant Name	BOSTON TRUST & WALDEN FUNDS
Central Index Key	0000882748
Amendment Flag	false
Document Creation Date	Mar. 01, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013